                            TREASURY CASH PORTFOLIO
                           GOVERNMENT CASH PORTFOLIO
                                 CASH PORTFOLIO

                               SEMI-ANNUAL REPORT

                               FEBRUARY 28, 1999

M O N A R C H F U N D S
--------------------------------------
--------------------------------------

Treasury Cash Fund
Government Cash Fund
Cash Fund
                               SEMI-ANNUAL REPORT
                               February 28, 1999
--------------------------------------------------------------------------------

Dear Shareholders:

Government Cash Fund Universal Shares, our oldest fund and our performance leader, was ranked #1 for total return out of 46 funds in the Government and Agencies Institutional category for the five years ended December 31, 1998 (as tracked by IBC Financial Data, Inc.'s MONEY FUND REPORT AVERAGES-TM- for that period). The Fund also ranked #3 out of 89 funds for the 1998 calendar year. In addition to this good news, we are pleased to tell you that Monarch Funds ended its semi-annual period with over $1.5 billion in total assets. As usual, we caution you to remember that investment return will fluctuate and past performance is no guarantee of future results.

As you must already know from news reports, the last six months have been a period of great economic instability in world markets. The various crises in Russia, the Far East, and in Brazil contributed to the Federal Reserve Bank's decision to ease the Federal Funds' Rate three times, for a total of 75 basis points. In response, we extended the average lives of all of our Funds to take advantage of the falling Federal Funds' Rate. Now it appears that the crisis is behind us, and that Federal Reserve Bank policy should remain unchanged for the rest of the year. As always, we remain committed to providing investors with the highest possible yield while maintaining a constant share price of $1.00.

As we approach our 7th anniversary, we assure you we remain committed to helping you meet your financial goals. We thank you for your past and continuing confidence. Please feel free to call us with questions and concerns at 800-754-8757.

                                          Sincerely,

                                          /s/ John Y. Keffer
                                          John Y. Keffer
                                          Chairman
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS
-------------------------------------------------------
Statements of Assets and Liabilities..............     2
Statements of Operations..........................     3
Statements of Changes in Net Assets...............     4
Financial Highlights..............................     5
Notes to Financial Statements.....................     6
FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)
-------------------------------------------------------
Schedules of Investments..........................    10
Statements of Assets and Liabilities..............    13
Statements of Operations..........................    14
Statements of Changes in Net Assets...............    15
Notes to Financial Statements.....................    16

--------------------------------------------------------------------------------

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS.

MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                     TREASURY       GOVERNMENT
                                                                       CASH            CASH             CASH
                                                                       FUND            FUND             FUND
                                                                  --------------  ---------------  --------------
ASSETS:
  Investment in Portfolios of Core Trust (Delaware) at value
    (Notes 1 & 2)...............................................  $  132,546,941   $ 790,400,734   $  613,316,999
                                                                  --------------  ---------------  --------------
LIABILITIES:
  Dividends payable.............................................         108,668       1,199,401          273,840
  Payable to administrator (Note 3).............................           9,517          51,337           21,004
  Accrued expenses..............................................         102,521         245,782          334,149
                                                                  --------------  ---------------  --------------
Total liabilities...............................................         220,706       1,496,520          628,993
                                                                  --------------  ---------------  --------------
NET ASSETS......................................................  $  132,326,235   $ 788,904,214   $  612,688,006
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------
COMPONENTS OF NET ASSETS:
  Paid in capital...............................................  $  132,309,745   $ 788,987,526   $  612,705,284
  Undistributed (distributions in excess of) net investment
    income......................................................              --         (34,950)              --
  Accumulated net realized gain (loss)..........................          16,490         (48,362)         (17,278)
                                                                  --------------  ---------------  --------------
NET ASSETS......................................................  $  132,326,235   $ 788,904,214   $  612,688,006
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------
NET ASSETS BY CLASS OF SHARES:
  Universal Shares..............................................  $           --   $ 289,656,488   $   60,767,278
  Institutional Shares..........................................      47,617,942     499,247,726      292,538,398
  Investor Shares...............................................      84,708,293              --      259,382,330
                                                                  --------------  ---------------  --------------
NET ASSETS......................................................  $  132,326,235   $ 788,904,214   $  612,688,006
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------
SHARES OF BENEFICIAL INTEREST:
  Universal Shares..............................................              --     289,709,059       60,767,462
  Institutional Shares..........................................      47,609,493     499,278,466      292,550,396
  Investor Shares...............................................      84,700,252              --      259,387,425
NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE PER
  SHARE)........................................................  $         1.00   $        1.00   $         1.00

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       TREASURY      GOVERNMENT
                                                                         CASH           CASH            CASH
                                                                         FUND           FUND            FUND
                                                                     ------------  ---------------  -------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIOS OF CORE TRUST
 (DELAWARE):
  Interest income..................................................  $  4,413,935   $  21,692,320   $  15,145,976
  Net expenses.....................................................      (132,211)       (534,342)       (365,861)
                                                                     ------------  ---------------  -------------
Net investment income allocated from Portfolios of Core Trust
 (Delaware) (Note 2)...............................................     4,281,724      21,157,978      14,780,115
                                                                     ------------  ---------------  -------------
EXPENSES:
  Administration (Note 3)
    Universal Shares...............................................            --          73,217          16,024
    Institutional Shares...........................................        23,291         135,971          72,632
    Investor Shares................................................        21,658              --          53,883
  Transfer agent (Note 3)
    Universal Shares...............................................            --          90,160          20,563
    Institutional Shares...........................................        98,285         553,309         296,810
    Investor Shares................................................        92,270              --         220,435
  Shareholder services (Note 3)
    Institutional Shares...........................................        93,166         543,884         290,531
    Investor Shares................................................        86,631              --         215,534
  Distribution--Investor Shares (Note 3)...........................       108,289              --         269,417
  Legal (Note 3)...................................................           855           4,283           2,682
  Audit............................................................           397           2,040           1,257
  Trustees.........................................................         2,643          13,008           8,834
  Miscellaneous....................................................        11,268          45,717          31,366
                                                                     ------------  ---------------  -------------
Total expenses.....................................................       538,753       1,461,589       1,499,968
  Fees waived (Note 4).............................................      (101,504)       (180,989)        (84,791)
                                                                     ------------  ---------------  -------------
Net expenses.......................................................       437,249       1,280,600       1,415,177
                                                                     ------------  ---------------  -------------
NET INVESTMENT INCOME..............................................     3,844,475      19,877,378      13,364,938
                                                                     ------------  ---------------  -------------
NET REALIZED GAIN ON INVESTMENTS ALLOCATED FROM PORTFOLIOS OF CORE
 TRUST (DELAWARE)..................................................         3,642          23,137           1,322
                                                                     ------------  ---------------  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.........................  $  3,848,117   $  19,900,515   $  13,366,260
                                                                     ------------  ---------------  -------------
                                                                     ------------  ---------------  -------------

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1998 AND THE SIX MONTHS
ENDED FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                          TREASURY        GOVERNMENT
                                                                            CASH             CASH               CASH
                                                                            FUND             FUND               FUND
                                                                        -------------  ----------------   ----------------

NET ASSETS--AUGUST 31, 1997...........................................  $  70,948,273  $    475,566,735   $    246,974,489
----------------------------                                            -------------  ----------------   ----------------
OPERATIONS:
  Net investment income...............................................      4,847,158        32,746,304         20,646,746
  Net realized gain (loss) on investments allocated from Portfolios of
    Core Trust (Delaware).............................................          6,934           (43,518)               896
                                                                        -------------  ----------------   ----------------
    Net increase in net assets from operations........................      4,854,092        32,702,786         20,647,642
                                                                        -------------  ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................             --       (12,434,504)        (2,829,163)
  Net investment income--Institutional Shares.........................     (2,730,320)      (20,311,800)       (11,009,468)
  Net investment income--Investor Shares..............................     (2,116,838)               --         (6,808,115)
                                                                        -------------  ----------------   ----------------
    Total distributions to shareholders...............................     (4,847,158)      (32,746,304)       (20,646,746)
                                                                        -------------  ----------------   ----------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares....................................             --     5,089,256,401      1,364,748,919
  Sale of shares--Institutional Shares................................    792,223,786     2,912,199,423        774,989,103
  Sale of shares--Investor Shares.....................................    337,141,622                --      1,421,668,593
  Reinvestment of distributions--Universal Shares.....................             --         6,626,988          2,264,797
  Reinvestment of distributions--Institutional Shares.................        899,824        10,058,549          5,703,260
  Reinvestment of distributions--Investor Shares......................      2,094,927                --          6,808,022
  Redemption of shares--Universal Shares..............................             --    (5,072,628,157)    (1,293,795,619)
  Redemption of shares--Institutional Shares..........................   (742,834,980)   (2,723,774,548)      (633,514,099)
  Redemption of shares--Investor Shares...............................   (311,401,119)               --     (1,323,203,441)
                                                                        -------------  ----------------   ----------------
    Net increase from capital transactions............................     78,124,060       221,738,656        325,669,535
                                                                        -------------  ----------------   ----------------
    Net increase in net assets........................................     78,130,994       221,695,138        325,670,431
                                                                        -------------  ----------------   ----------------

NET ASSETS--AUGUST 31, 1998...........................................    149,079,267       697,261,873        572,644,920
----------------------------                                            -------------  ----------------   ----------------
OPERATIONS:
  Net investment income...............................................      3,844,475        19,877,378         13,364,938
  Net realized gain on investments allocated from Portfolios of Core
    Trust (Delaware)..................................................          3,642            23,137              1,322
                                                                        -------------  ----------------   ----------------
    Net increase in net assets from operations........................      3,848,117        19,900,515         13,366,260
                                                                        -------------  ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................             --        (7,305,989)        (1,645,963)
  Net investment income--Institutional Shares.........................     (2,085,465)      (12,571,389)        (6,907,475)
  Net investment income--Investor Shares..............................     (1,759,010)               --         (4,811,500)
                                                                        -------------  ----------------   ----------------
    Total distributions to shareholders...............................     (3,844,475)      (19,877,378)       (13,364,938)
                                                                        -------------  ----------------   ----------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares....................................             --     2,535,000,530        766,168,054
  Sale of shares--Institutional Shares................................    704,074,990     1,696,095,750        546,898,260
  Sale of shares--Investor Shares.....................................    341,485,610                --        730,508,038
  Reinvestment of distributions--Universal Shares.....................             --         4,612,041          1,039,193
  Reinvestment of distributions--Institutional Shares.................        389,310         5,541,565          3,951,806
  Reinvestment of distributions--Investor Shares......................      1,753,561                --          4,803,862
  Redemption of shares--Universal Shares..............................             --    (2,503,609,196)      (798,110,760)
  Redemption of shares--Institutional Shares..........................   (747,970,173)   (1,646,021,486)      (557,532,416)
  Redemption of shares--Investor Shares...............................   (316,489,972)               --       (657,684,273)
                                                                        -------------  ----------------   ----------------
    Net increase (decrease) from capital transactions.................    (16,756,674)       91,619,204         40,041,764
                                                                        -------------  ----------------   ----------------
    Net increase (decrease) in net assets.............................    (16,753,032)       91,642,341         40,043,086
                                                                        -------------  ----------------   ----------------
NET ASSETS--FEBRUARY 28, 1999.........................................  $ 132,326,235  $    788,904,214   $    612,688,006
------------------------------                                          -------------  ----------------   ----------------
                                                                        -------------  ----------------   ----------------

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------

Following is selected data for a share of each class of each Fund outstanding during the years or periods indicated. See Note 1 for the date each share class commenced operations.

                                                              ENDING      RATIOS TO AVERAGE                              RATIO TO
                                                                NET           NET ASSETS                   NET ASSETS  AVERAGE NET
                      BEGINNING               DISTRIBUTIONS    ASSET    ----------------------             AT END OF      ASSETS
                      NET ASSET      NET         FROM NET      VALUE                   NET                   PERIOD    ------------
                      VALUE PER    INVESTMENT   INVESTMENT      PER                INVESTMENT     TOTAL      (000'S       GROSS
                        SHARE       INCOME        INCOME       SHARE    EXPENSES     INCOME      RETURN     OMITTED)   EXPENSES(a)
                      ----------   --------   --------------  -------   ---------  -----------  ---------  ----------  ------------
TREASURY CASH FUND
Institutional Shares
    Six months ended
    February 28,
    1999............     $1.00     $0.02          $(0.02)      $1.00     0.45%(b)     4.48%(b)   2.24%      $ 47,618       0.63%(b)
    Year ended
    August 31,
    1998............      1.00      0.05           (0.05)       1.00     0.45%        5.00%      5.11%        91,122       0.67%
    Year ended
    August 31,
    1997............      1.00      0.05           (0.05)       1.00     0.45%        4.89%      4.98%        40,830       0.66%
    Year ended
    August 31,
    1996............      1.00      0.05           (0.05)       1.00     0.45%        5.01%      5.15%        79,259       0.69%
    Year ended
    August 31,
    1995............      1.00      0.05           (0.05)       1.00     0.42%        5.18%      5.28%        28,530       0.86%
    Year ended
    August 31,
    1994............      1.00      0.03           (0.03)       1.00     0.42%        3.03%      3.11%        41,194       0.74%
Investor Shares
    Six months ended
    February 28,
    1999............      1.00      0.02           (0.02)       1.00     0.83%(b)     4.06%(b)   2.05%        84,708       0.88%(b)
    Year ended
    August 31,
    1998............      1.00      0.05           (0.05)       1.00     0.82%        4.62%      4.72%        57,957       0.91%
    Year ended
    August 31,
    1997............      1.00      0.05           (0.05)       1.00     0.83%        4.55%      4.58%        30,118       0.97%
    Period ended
    August 31,
    1996............      1.00      0.04           (0.04)       1.00     0.83%(b)     4.50%(b)   4.00%         3,980       1.33%(b)

GOVERNMENT CASH FUND
Universal Shares
    Six months ended
    February 28,
    1999............      1.00      0.02           (0.02)       1.00     0.18%(b)     4.99%(b)   2.51%       289,656       0.26%(b)
    Year ended
    August 31,
    1998............      1.00      0.05           (0.05)       1.00     0.18%        5.48%      5.63%       253,644       0.26%
    Year ended
    August 31,
    1997............      1.00      0.05           (0.05)       1.00     0.17%        5.35%      5.49%       230,410       0.26%
    Year ended
    August 31,
    1996............      1.00      0.05           (0.05)       1.00     0.19%        5.43%      5.59%       248,986       0.28%
    Year ended
    August 31,
    1995............      1.00      0.06           (0.06)       1.00     0.24%        5.46%      5.78%       182,546       0.52%
    Year ended
    August 31,
    1994............      1.00      0.04           (0.04)       1.00     0.28%        3.48%      3.64%       158,798       0.49%
Institutional Shares
    Six months ended
    February 28,
    1999............      1.00      0.02           (0.02)       1.00     0.57%(b)     4.62%(b)   2.31%       499,248       0.60%(b)
    Year ended
    August 31,
    1998............      1.00      0.05           (0.05)       1.00     0.57%        5.09%      5.22%       443,618       0.58%
    Year ended
    August 31,
    1997............      1.00      0.05           (0.05)       1.00     0.57%        4.95%      5.06%       245,157       0.57%
    Year ended
    August 31,
    1996............      1.00      0.05           (0.05)       1.00     0.57%        5.06%      5.18%       256,244       0.57%
    Year ended
    August 31,
    1995............      1.00      0.05           (0.05)       1.00     0.54%        5.39%      5.46%       186,620       0.66%
    Year ended
    August 31,
    1994............      1.00      0.03           (0.03)       1.00     0.56%        3.45%      3.35%        61,738       0.68%

CASH FUND
Universal Shares
    Six months ended
    February 28,
    1999............      1.00      0.03           (0.03)       1.00     0.18%(b)     5.14%(b)   2.57%        60,767       0.26%(b)
    Year ended
    August 31,
    1998............      1.00      0.06           (0.06)       1.00     0.18%        5.48%      5.65%        91,671       0.29%
    Year ended
    August 31,
    1997............      1.00      0.05           (0.05)       1.00     0.23%        5.32%      5.43%        18,453       0.47%
    Year ended
    August 31,
    1996............      1.00      0.05           (0.05)       1.00     0.27%        5.48%      5.53%         3,272       0.43%
    Year ended
    August 31,
    1995............      1.00      0.06           (0.06)       1.00     0.27%        5.59%      5.75%        26,525       0.56%
    Year ended
    August 31,
    1994............      1.00      0.04           (0.04)       1.00     0.27%        3.50%      3.69%        22,105       0.55%
Institutional Shares
    Six months ended
    February 28,
    1999............      1.00      0.02           (0.02)       1.00     0.57%(b)     4.76%(b)   2.37%       292,538       0.60%(b)
    Year ended
    August 31,
    1998............      1.00      0.05           (0.05)       1.00     0.57%        5.11%      5.24%       299,220       0.61%
    Year ended
    August 31,
    1997............      1.00      0.05           (0.05)       1.00     0.57%        4.97%      5.07%       152,041       0.60%
    Year ended
    August 31,
    1996............      1.00      0.05           (0.05)       1.00     0.57%        5.10%      5.22%        89,733       0.60%
    Year ended
    August 31,
    1995............      1.00      0.05           (0.05)       1.00     0.54%        5.33%      5.23%        73,802       0.69%
    Year ended
    August 31,
    1994............      1.00      0.03           (0.03)       1.00     0.54%        3.43%      3.40%        55,771       0.72%
Investor Shares
    Six months ended
    February 28,
    1999............      1.00      0.02           (0.02)       1.00     0.83%(b)     4.46%(b)   2.24%       259,382       0.85%(b)
    Year ended
    August 31,
    1998............      1.00      0.05           (0.05)       1.00     0.83%        4.86%      4.97%       181,754       0.86%
    Year ended
    August 31,
    1997............      1.00      0.05           (0.05)       1.00     0.83%        4.72%      4.81%        76,480       0.85%
    Year ended
    August 31,
    1996............      1.00      0.05           (0.05)       1.00     0.83%        4.68%      4.95%        32,731       0.96%
    Period ended
    August 31,
    1995............      1.00      0.01           (0.01)       1.00     0.84%(b)     5.32%(b)   5.14%(b)      4,665       3.76%(b)

(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(b)  Annualized.

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") was organized as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares, Universal Shares, Institutional Shares and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding:

Treasury Cash Fund (Institutional Shares)              July 12, 1993
Treasury Cash Fund (Investor Shares)                October 25, 1995
Government Cash Fund (Universal Shares)             October 29, 1992
Government Cash Fund (Institutional Shares)            July 15, 1993
Cash Fund (Universal Shares)                        December 1, 1992
Cash Fund (Institutional Shares)                       July 15, 1993
Cash Fund (Investor Shares)                            June 16, 1995

MASTER FEEDER ARRANGEMENT-Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Accordingly, each Portfolio directly acquires securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. The Funds account for their investments in the Portfolios as partnership investments. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are in this report and should be read in conjunction with the Funds' financial statements. As of February 28, 1999, the percentage of Treasury Cash Portfolio owned by Treasury Cash Fund was 55.9%; the percentage of Government Cash Portfolio owned by Government Cash Fund was 93.0%; and the percentage of Cash Portfolio owned by Cash Fund was 87.9%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION-Each Fund determines its net asset value per share as of 1:00 p.m., Pacific time, on each business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust, included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES-Each Fund records daily its pro rata share of its Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

CLASS SPECIFIC EXPENSES-Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Trust's Board of Trustees (the "Board"). Institutional Shares and Investor Shares incur shareholder servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
FEDERAL TAXES-Each Fund intends to continue to qualify each year as a regulated investment company and distribute all of its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of February 28, 1999, certain of the Funds had capital loss carryovers available to offset future capital gains as follows: Cash Fund - $6,209 expiring in 2004 and $10,851 expiring in 2005; Government Cash Fund - $27,824 expiring in 2005 and $41,999 expiring in 2006.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER-The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Each Fund may withdraw its investment from its respective Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC. ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund an administration fee at an annual rate of 0.05% of the Fund's average daily net assets.

TRANSFER AGENT-The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of each Fund and 0.05% of the average daily net assets of Universal Shares of each Fund, plus certain account and additional Fund and class charges.

SHAREHOLDER SERVICE AGENT-The Trust has adopted a shareholder servicing plan with respect to Institutional Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers who hold Institutional Shares or Investor Shares.

DISTRIBUTOR-Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Act with respect to Investor Shares under which the Trust pays FFS a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred. Prior to January 16, 1999, Forum Financial Services, Inc. provided distribution services to the Funds for which it received the same compensation as FFS.

NOTE 4. WAIVER OF FEES

FAdS, FSS and FFS (and its predecessor distributor) have voluntarily waived a portion of their fees. For the six months ended February 28, 1999, fees waived were as follows. Investor Shares distribution fee: Treasury Cash Fund, $20,042, and Cash Fund, $20,238. Institutional Shares shareholder servicing fee: Treasury Cash Fund, $81,462, Government Cash Fund, $70,617, and Cash Fund, $39,459. Universal Shares administration and transfer agent fees: Government Cash Fund, $37,155 and $73,217, respectively, and Cash Fund, $9,070 and $16,024, respectively.

                            TREASURY CASH PORTFOLIO
                           GOVERNMENT CASH PORTFOLIO
                                 CASH PORTFOLIO

                               SEMI-ANNUAL REPORT

                               FEBRUARY 28, 1999

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------
TREASURY CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
U.S. TREASURY BILLS (A) (86.5%)
$47,000,000   4.58%, 4/22/99................  $ 46,695,519
 60,000,000   4.61%, 4/22/99................    59,609,134
 50,000,000   4.42%, 5/27/99................    49,481,625
 50,000,000   4.48%, 7/22/99................    49,141,007
                                              ------------
Total U.S. Treasury Bills                      204,927,285
                                              ------------
REPURCHASE AGREEMENTS (11.5%)
 27,340,000   Donaldson Lufkin & Jenrette
                Securities Corp., 4.75%,
                3/1/99, to be repurchased at
                $27,350,822; collateralized
                by $27,897,950 U.S. Treasury
                Strip, I/O, 5.70%,
                5/15/09.....................    27,340,000
                                              ------------
CASH MANAGEMENT ACCOUNTS (2.0%)
  4,717,000   Dreyfus Treasury Cash
                Management Fund.............     4,717,000
                                              ------------
Total Investments (100.0%)                    $236,984,285
                                              ------------
                                              ------------

(A) Annualized yields at time of purchase.

I/O - Interest only

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------
GOVERNMENT CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
U.S. GOVERNMENT SECURITIES (79.8%)
FEDERAL FARM CREDIT BANK (B) (2.1%)
$18,000,000   4.66%, 4/1/99.................  $ 18,000,000
                                              ------------
FEDERAL HOME LOAN BANK--DISCOUNT
NOTES (A) (2.8%)
 24,000,000   4.88%, 6/30/99................    23,620,867
                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--DISCOUNT
NOTES (A) (55.6%)
 25,000,000   5.09%, 3/2/99.................    24,996,583
 25,000,000   4.69%, 3/15/99................    24,955,521
 20,000,000   4.93%, 4/1/99.................    19,917,161
 50,000,000   5.09%, 4/1/99.................    49,789,028
 50,000,000   4.95%, 4/7/99.................    49,753,848
 50,000,000   4.81%, 4/15/99................    49,706,563
 20,000,000   4.92%, 5/3/99.................    19,833,050
 40,000,000   4.96%, 5/7/99.................    39,643,114
 25,000,000   4.90%, 5/20/99................    24,736,111
 12,094,000   4.92%, 6/9/99.................    11,934,427
 60,000,000   4.93%, 6/10/99................    59,200,417
 60,000,000   4.92%, 6/10/99................    59,202,100
  3,888,000   4.90%, 6/10/99................     3,836,406
 35,000,000   4.82%, 7/9/99.................    34,413,556
                                              ------------
Total Federal National Mortgage
  Association-- Discount Notes                 471,917,885
                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.9%)
 25,000,000   5.05%, 3/16/99................    25,000,000
                                              ------------
SMALL BUSINESS ADMINISTRATION (B) (9.3%)
    279,155   Pool #500545, 7.63%,
                3/25/03.....................       279,155
    689,555   Pool #501077, 6.25%,
                11/25/14....................       691,683
  2,065,854   Pool #501308, 6.25%,
                10/25/15....................     2,107,089
  2,213,511   Pool #501543, 6.13%,
                7/25/16.....................     2,220,803
    396,523   Pool #501628, 7.63%,
                9/25/04.....................       396,523
  1,043,917   Pool #501690, 5.88%,
                12/25/16....................     1,051,052
  1,496,729   Pool #501898, 6.00%,
                6/25/17.....................     1,502,341
  4,203,925   Pool #502150, 5.75%,
                2/25/18.....................     4,260,568
    231,523   Pool #502161, 5.75%,
                2/25/18.....................       231,523
  2,302,976   Pool #502208, 5.75%,
                2/25/18.....................     2,333,861
  1,273,267   Pool #502306, 5.75%,
                2/25/18.....................     1,295,658
  1,892,770   Pool #502613, 5.75%,
                4/25/19.....................     1,892,770
    666,771   Pool #503058, 5.63%,
                7/25/15.....................       666,771
  1,529,498   Pool #503082, 5.63%,
                8/25/20.....................     1,529,498
  1,279,285   Pool #503120, 5.63%,
                11/25/20....................     1,279,285
    368,050   Pool #503121, 5.63%,
                8/25/15.....................       368,050
  2,065,639   Pool #503232, 5.38%,
                2/25/15.....................     2,065,639
    884,094   Pool #503278, 5.38%,
                2/25/21.....................       884,071
  2,066,232   Pool #503431, 5.50%,
                7/25/21.....................     2,067,484
  2,565,975   Pool #503461, 5.50%,
                9/25/21.....................     2,567,389
  1,721,374   Pool #503472, 5.50%,
                8/25/21.....................     1,722,288
    726,121   Pool #503553, 5.38%,
                11/25/21....................       724,300

   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
SMALL BUSINESS ADMINISTRATION, CONTINUED:
$ 4,986,320   Pool #503671, 5.38%,
                3/25/22.....................  $  4,986,320
  1,803,326   Pool #503754, 5.38%,
                5/25/22.....................     1,803,326
  1,060,472   Pool #503780, 5.38%,
                3/25/22.....................     1,061,803
  4,809,506   Pool #503882, 5.25%,
                9/25/22.....................     4,803,805
  4,316,225   Pool #503892, 5.38%,
                7/25/22.....................     4,326,405
  5,349,791   Pool #503909, 5.25%,
                10/25/22....................     5,346,549
  2,552,325   Pool #504015, 5.25%,
                1/25/23.....................     2,551,517
  4,960,268   Pool #504062, 5.25%,
                2/25/23.....................     4,960,268
  5,275,522   Pool #504074, 5.25%,
                2/25/23.....................     5,275,522
  2,603,490   Pool #504203, 5.38%,
                7/25/13.....................     2,612,557
  1,596,920   Pool #504269, 5.38%,
                5/25/15.....................     1,600,801
  1,590,811   Pool #504345, 5.38%,
                5/25/18.....................     1,590,811
  6,337,248   Pool #504366, 5.13%,
                2/25/24.....................     6,331,342
                                              ------------
Total Small Business Administration             79,388,827
                                              ------------
STUDENT LOAN MARKETING ASSOCIATION (B) (7.1%)
 25,000,000   5.23%, 7/15/99................    25,000,000
 15,000,000   4.89%, 11/5/99................    15,000,000
 20,000,000   5.24%, 3/3/00.................    20,000,000
                                              ------------
Total Student Loan Marketing Association        60,000,000
                                              ------------
Total U.S. Government Securities               677,927,579
                                              ------------
REPURCHASE AGREEMENTS (16.2%)
100,000,000   Bear, Stearns & Co., Inc.,
                4.86%, 3/1/99, to be
                repurchased at $100,094,500;
                collateralized by
                $105,116,269 FNMA Strip,
                P/O, 7/15/27 - 11/25/27.....   100,000,000
 37,210,000   Salomon Smith Barney, 4.85%,
                3/1/99, to be repurchased at
                $37,225,039; collateralized
                by $42,999,230 FNMA Strip,
                P/O, 12/1/24................    37,210,000
                                              ------------
Total Repurchase Agreements                    137,210,000
                                              ------------
CASH MANAGEMENT ACCOUNTS (4.0%)
 34,360,000   Dreyfus Government Cash
                Management Fund.............    34,360,000
                                              ------------
Total Investments (100.0%)                    $849,497,579
                                              ------------
                                              ------------

(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate, the demand period or a combination of the longer or the earlier of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 28, 1999.

FNMA- Federal National Mortgage Association

P/O - Principal only

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------
CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
U.S. GOVERNMENT SECURITIES (19.2%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION--DISCOUNT NOTES (A)
(10.0%)
$20,000,000   4.96%, 4/1/99.................  $ 19,916,817
 10,000,000   4.92%, 6/9/99.................     9,868,056
 21,000,000   4.92%, 6/30/99................    20,665,435
 20,000,000   4.92%, 7/1/99.................    19,678,734
                                              ------------
Total Federal National Mortgage
  Association-- Discount Notes                  70,129,042
                                              ------------
SMALL BUSINESS ADMINISTRATION (B) (7.0%)
    180,950   Pool #500536, 6.75%,
                5/25/13.....................       184,233
    472,227   Pool #500730, 7.63%,
                2/25/04.....................       477,788
    949,157   Pool #501733, 5.75%,
                2/25/17.....................       962,111
  1,051,508   Pool #501989, 5.88%,
                10/25/12....................     1,056,582
    284,382   Pool #502914, 5.75%,
                3/25/15.....................       284,634
  1,472,199   Pool #503121, 5.63%,
                8/25/15.....................     1,472,199
  3,980,356   Pool #503429, 5.50%,
                6/25/16.....................     3,980,356
    641,494   Pool #503461, 5.50%,
                9/25/21.....................       641,855
  2,675,142   Pool #503553, 5.38%,
                11/25/21....................     2,667,785
  2,704,988   Pool #503754, 5.38%,
                5/25/22.....................     2,704,988
  4,596,150   Pool #503882, 5.25%,
                9/25/22.....................     4,590,655
  5,000,901   Pool #503912, 5.25%,
                10/25/22....................     4,997,739
  4,876,002   Pool #504015, 5.25%,
                1/25/23.....................     4,874,341
 19,967,037   Pool #504366, 5.13%,
                2/26/24.....................    19,948,414
                                              ------------
Total Small Business Administration             48,843,680
                                              ------------
STUDENT LOAN MARKETING ASSOCIATION (B) (2.2%)
 15,000,000   4.89%, 11/5/99................    15,000,000
                                              ------------
Total U.S. Government Securities               133,972,722
                                              ------------
BANKERS ACCEPTANCES (A) (1.7%)
 12,000,000   Bank of America, 5.02%,
                4/22/99.....................    11,914,894
                                              ------------
COMMERCIAL PAPER (A) (46.3%)
 30,000,000   American Express Credit Corp.,
                5.00%, 3/23/99..............    29,908,333
 25,000,000   Associates Corp. of North
                America, 4.80%, 5/24/99.....    24,720,000
 15,000,000   Bank of America, 4.84%,
                5/24/99.....................    14,830,601
 10,000,000   Bank of America, 4.79%,
                8/5/99......................     9,791,104
 14,200,000   Cargill Inc., 4.95%,
                4/20/99.....................    14,102,375
 25,000,000   CIT Group Holdings, Inc.,
                4.81%, 4/26/99..............    24,812,945
 25,000,000   Ford Motor Credit Corp.,
                4.81%, 4/9/99...............    24,869,729
  5,000,000   Ford Motor Credit Corp.,
                4.81%, 5/25/99..............     4,943,216
  5,000,000   General Electric Capital
                Corp., 4.82%, 5/25/99.......     4,943,098
 25,000,000   General Electric Capital
                Corp., 4.75%, 7/19/99.......    24,538,195
 20,000,000   General Motors Acceptance
                Corp., 4.80%, 3/5/99........    19,989,333
 30,000,000   International Lease Finance
                Corp., 4.81%, 4/21/99.......    29,795,575

   FACE                  SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
COMMERCIAL PAPER, CONTINUED:
$15,000,000   Merrill Lynch & Co., Inc.,
                4.91%, 4/30/99..............  $ 14,877,250
 25,000,000   Prudential Funding Corp.,
                4.73%, 7/22/99..............    24,530,285
 30,000,000   Salomon Smith Barney Holdings,
                4.82%, 4/19/99..............    29,803,184
 27,000,000   Transamerica Financial Corp.,
                4.98%, 4/16/99..............    26,828,190
                                              ------------
Total Commercial Paper                         323,283,413
                                              ------------
CORPORATE NOTES (B) (10.0%)
 10,000,000   Bear, Stearns & Co., Inc.,
                5.00%, 4/6/99...............    10,000,000
 15,000,000   Bear, Stearns & Co., Inc.,
                5.00%, 1/6/00...............    15,000,000
 20,000,000   Chase Manhattan Corp., 4.97%,
                1/14/00.....................    19,989,492
  5,000,000   General Motors Acceptance
                Corp., 5.23%, 9/20/99.......     5,000,152
 20,000,000   Goldman Sachs Group L.P.,
                5.19%, 1/7/00...............    20,000,000
                                              ------------
Total Corporate Notes                           69,989,644
                                              ------------
REPURCHASE AGREEMENTS (21.3%)
100,000,000   Bear, Stearns & Co., Inc.,
                4.86%, 3/1/99, to be
                repurchased at $100,094,500;
                collateralized by
                $105,116,269 FNMA Strip,
                P/O, 7/15/27 - 11/25/27.....   100,000,000
 48,800,000   Salomon Smith Barney, 4.85%,
                3/1/99, to be repurchased at
                $48,819,723; collateralized
                by $56,392,184 FNMA Strip,
                P/O, 12/1/24................    48,800,000
                                              ------------
Total Repurchase Agreements                    148,800,000
                                              ------------
CASH MANAGEMENT ACCOUNTS (1.5%)
 10,044,000   Dreyfus Cash Management Plus
                Fund........................    10,044,000
                                              ------------
Total Investments (100%)                      $698,004,673
                                              ------------
                                              ------------

(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate, the demand period or a combination of the longer or the earlier of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 28, 1999.

FNMA- Federal National Mortgage Association

P/O - Principal only

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                     TREASURY       GOVERNMENT
                                                                       CASH            CASH             CASH
                                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                  --------------  ---------------  --------------
ASSETS:
  Investments: (Note 2)
    Securities at amortized cost................................  $  209,644,285   $ 712,287,579   $  549,204,673
    Repurchase agreements at cost...............................      27,340,000     137,210,000      148,800,000
                                                                  --------------  ---------------  --------------
      Total investments at value................................     236,984,285     849,497,579      698,004,673
  Cash..........................................................          25,542          26,215           11,021
  Interest and other receivables................................          13,275       2,909,456        2,465,806
  Organization costs, net of amortization (Note 2)..............             359           6,584            1,781
                                                                  --------------  ---------------  --------------
Total assets....................................................     237,023,461     852,439,834      700,483,281
                                                                  --------------  ---------------  --------------
LIABILITIES:
  Payable to adviser (Note 3)...................................           8,690          24,001           17,514
  Payable to administrator (Note 3).............................          12,490          34,500           25,174
  Accrued expenses..............................................          31,332          57,763           28,021
                                                                  --------------  ---------------  --------------
Total liabilities...............................................          52,512         116,264           70,709
                                                                  --------------  ---------------  --------------
NET ASSETS......................................................  $  236,970,949   $ 852,323,570   $  700,412,572
                                                                  --------------  ---------------  --------------
                                                                  --------------  ---------------  --------------

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       TREASURY      GOVERNMENT
                                                                         CASH           CASH            CASH
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                     ------------  ---------------  -------------
INVESTMENT INCOME:
  Interest income..................................................   $7,250,481    $  22,636,801   $  16,418,890
                                                                     ------------  ---------------  -------------
EXPENSES:
  Investment advisory (Note 3).....................................       52,045          153,101         108,425
  Administration (Note 3)..........................................       74,400          218,854         154,981
  Custody..........................................................       35,791          105,287          74,564
  Accounting (Note 3)..............................................       24,000           24,000          24,000
  Legal (Note 3)...................................................          799            3,586           4,451
  Audit............................................................        5,633           16,394          11,999
  Trustees.........................................................          234              681             499
  Rating fees......................................................       22,000               --              --
  Amortization of organization costs (Note 2)......................          120            2,195             594
  Miscellaneous....................................................        3,349           33,445          17,175
                                                                     ------------  ---------------  -------------
Total expenses.....................................................      218,371          557,543         396,688
                                                                     ------------  ---------------  -------------
NET INVESTMENT INCOME..............................................    7,032,110       22,079,258      16,022,202
                                                                     ------------  ---------------  -------------
NET REALIZED GAIN ON INVESTMENTS SOLD..............................        5,944           24,163           1,439
                                                                     ------------  ---------------  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.........................   $7,038,054    $  22,103,421   $  16,023,641
                                                                     ------------  ---------------  -------------
                                                                     ------------  ---------------  -------------

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1998 AND THE SIX
MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                 TREASURY         GOVERNMENT
                                                                   CASH              CASH              CASH
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------  -----------------  ---------------
NET ASSETS--AUGUST 31, 1997.................................  $    71,102,520  $     476,768,745  $   259,491,011
----------------------------                                  ---------------  -----------------  ---------------
OPERATIONS:
  Net investment income.....................................        8,001,296         35,098,110       23,621,908
  Net realized gain (loss) on investments sold..............            9,432            (43,555)             853
                                                              ---------------  -----------------  ---------------
    Net increase in net assets from operations..............        8,010,728         35,054,555       23,622,761
                                                              ---------------  -----------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions.............................................      630,794,381      1,930,394,761    1,309,647,918
  Withdrawals...............................................     (445,062,682)    (1,725,093,704)    (985,420,846)
                                                              ---------------  -----------------  ---------------
    Net transactions in investors' beneficial interests.....      185,731,699        205,301,057      324,227,072
                                                              ---------------  -----------------  ---------------
    Net increase in net assets..............................      193,742,427        240,355,612      347,849,833
                                                              ---------------  -----------------  ---------------
NET ASSETS--AUGUST 31, 1998.................................      264,844,947        717,124,357      607,340,844
----------------------------                                  ---------------  -----------------  ---------------
OPERATIONS:
  Net investment income.....................................        7,032,110         22,079,258       16,022,202
  Net realized gain on investments sold.....................            5,944             24,163            1,439
                                                              ---------------  -----------------  ---------------
    Net increase in net assets from operations..............        7,038,054         22,103,421       16,023,641
                                                              ---------------  -----------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions.............................................      534,243,807      1,318,006,695      823,780,074
  Withdrawals...............................................     (569,155,859)    (1,204,910,903)    (746,731,987)
                                                              ---------------  -----------------  ---------------
    Net transactions in investors' beneficial interests.....      (34,912,052)       113,095,792       77,048,087
                                                              ---------------  -----------------  ---------------
    Net increase (decrease) in net assets...................      (27,873,998)       135,199,213       93,071,728
                                                              ---------------  -----------------  ---------------
NET ASSETS--FEBRUARY 28, 1999...............................  $   236,970,949  $     852,323,570  $   700,412,572
------------------------------                                ---------------  -----------------  ---------------
                                                              ---------------  -----------------  ---------------

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has twenty-two separate investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"), each of which is diversified. The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Portfolios:

SECURITY VALUATION-Each Portfolio determines its net asset value per share as of 1:00 p.m., Pacific time, on each business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS-Each Portfolio may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, the Portfolios may have difficulty with the disposition of any securities held as collateral.

ORGANIZATION COSTS-The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five-year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES-The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER-The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
ADMINISTRATOR-The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the Portfolio's average daily net assets.

PLACEMENT AGENT-Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent.

OTHER SERVICE PROVIDER-Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from each Portfolio of $48,000 per year, plus additional amounts depending on the number and type of portfolio transactions and number of interestholders.

NOTE 4. INCOME AND EXPENSE RATIOS

Income and expense ratios are presented below. During certain periods, various fees were waived and expenses reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and reimbursements if any. All numbers for periods of less than a year are annualized.

                                                     RATIOS TO AVERAGE NET ASSETS
                                                    ------------------------------
                                                                 NET
                                                               INVESTMENT  GROSS
                                                    EXPENSES    INCOME    EXPENSES
                                                    --------   --------   --------
Treasury Cash Portfolio
  Six Months Ended February 28, 1999..............    0.15%      4.73%      0.15%
  Year Ended August 31, 1998......................    0.15%      5.34%      0.17%
  Year Ended August 31, 1997......................    0.15%      5.20%      0.18%
  Year Ended August 31, 1996......................    0.15%      5.30%      0.20%
Government Cash Portfolio
  Six Months Ended February 28, 1999..............    0.13%      5.04%      0.13%
  Year Ended August 31, 1998......................    0.13%      5.52%      0.13%
  Year Ended August 31, 1997......................    0.14%      5.38%      0.14%
  Year Ended August 31, 1996......................    0.14%      5.49%      0.14%
Cash Portfolio
  Six Months Ended February 28, 1999..............    0.13%      5.17%      0.13%
  Year Ended August 31, 1998......................    0.13%      5.55%      0.13%
  Year Ended August 31, 1997......................    0.15%      5.45%      0.15%
  Year Ended August 31, 1996......................    0.15%      5.50%      0.16%